LEASE ( Schedule of non-cancellable operating lease payment) (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2022	¥ 2,396	$ 376
2023	1,996	313
2024	1,796	282
2025	96	15
2026	96	15
Above 5 years	¥ 112	$ 18